Income Taxes Unrecognized tax benefit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Unrecognized Tax Benefits	$ 31	$ 39	$ 36
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	3	6
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	1		$ 8
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	(10)	(2)
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	0	(5)
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	(4)	(4)
Unrecognized Tax Benefits, Increase Resulting from Foreign Currency Translation	$ 2
Unrecognized Tax Benefits, Decreases Resulting from Foreign Currency Translation		$ 0